STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)							1 Months Ended	12 Months Ended
	Mar. 10, 2021	Jan. 13, 2021	Dec. 31, 2020	Dec. 21, 2020	May 19, 2020	Feb. 10, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)								1,500,000
Value of shares issued								$ 67,028
Gain on extinguishment of debt								$ 202,588	$ (45,958)
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)								1,500,000
Value of shares issued								$ 150
Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities								9,470,630	96,265
Convertible Debt [Member] | Firstfire Global Opportunities Fund L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Debt issuance date				Sep. 11, 2019
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,500,000
Proceeds from Warrant Exercises								$ 67,028
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount								$ 273,200	$ 67,615
Gain on extinguishment of debt									41,255
Promissory Note [Member] | L A B R Y S F U N D L P [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount	$ 500,000			$ 300,000
Debt maturity date	Mar. 10, 2022			Dec. 21, 2021
Interest rate	5.00%			5.00%
Number of shares reserve for issuance	6,562,500			7,052,239
Promissory Note [Member] | L A B R Y S F U N D L P [Member] | Common Stock First Commitment Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	417,000		447,762
Debt discount amount	$ 87,153		$ 68,060				$ 68,060
Promissory Note [Member] | L A B R Y S F U N D L P [Member] | Common Stock Second Commitment Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	1,042,000		1,119,402
Subscription Agreements [Member] | Nine Individual Subscribers [Member] | Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)							28,869,999
Value of shares issued							$ 433,000
Share price			$ 0.015				$ 0.015
Subscription Agreements [Member] | One Individual Subscribers [Member] | Private Placement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)		7,000,000
Value of shares issued							$ 105,000
Share price			$ 0.015				$ 0.015
Maxim Group L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)						150,000
Value of shares issued						$ 262,500
Maxim Group L L C [Member] | Settlement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Debt issuance date					May 19, 2020
Number of shares cancelled					75,000
Value of shares cancelled					$ 131,250
Principal amount									$ 131,250